Financial instruments by category -Summary of financial instruments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	¥ 49,780	$ 7,812	¥ 19,609
Cash and cash equivalents	639,042	100,280	1,375,766	$ 215,887	¥ 139,954	¥ 62,126
Financial assets	1,159,572		1,712,639
Borrowings	19,554		64,076
Other non-current liabilities	8,612	$ 1,351
Financial liabilities	230,861				213,978
Borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	19,554		64,076
Lease liabilities.
Disclosure of detailed information about financial instruments [line items]
Leases liabilities	54,437		59,601
Trade Payables
Disclosure of detailed information about financial instruments [line items]
Trade payables	55,767		34,071
Other Payables
Disclosure of detailed information about financial instruments [line items]
Other payables	92,488		56,206
Amounts due to related party
Disclosure of detailed information about financial instruments [line items]
Amounts due to a related parties	3		24
Other non-current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other non-current liabilities	8,612
Trade receivable
Disclosure of detailed information about financial instruments [line items]
Trade receivables	282,113		164,592
Other receivables.
Disclosure of detailed information about financial instruments [line items]
Other receivables	34,595		11,968
Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Amounts due from related parties	597		214
Financial asset at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	201,223		159,903
Derivative financial instruments.
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	2,002		196
Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	639,042		1,375,766
Financial liabilities at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets			1,552,540
Financial liabilities	230,861				¥ 213,978
Financial liabilities at amortized cost | Borrowings
Disclosure of detailed information about financial instruments [line items]
Borrowings	19,554		64,076
Financial liabilities at amortized cost | Lease liabilities.
Disclosure of detailed information about financial instruments [line items]
Leases liabilities	54,437		59,601
Financial liabilities at amortized cost | Trade Payables
Disclosure of detailed information about financial instruments [line items]
Trade payables	55,767		34,071
Financial liabilities at amortized cost | Other Payables
Disclosure of detailed information about financial instruments [line items]
Other payables	92,488		56,206
Financial liabilities at amortized cost | Amounts due to related party
Disclosure of detailed information about financial instruments [line items]
Amounts due to a related parties	3		24
Financial liabilities at amortized cost | Other non-current liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Other non-current liabilities	8,612
Financial assets at FVPL
Disclosure of detailed information about financial instruments [line items]
Financial assets	203,225		160,099
Financial assets at FVPL | Financial asset at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value through profit or loss	201,223		159,903
Financial assets at FVPL | Derivative financial instruments.
Disclosure of detailed information about financial instruments [line items]
Derivative financial instruments	2,002		196
Financial assets at amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	956,347
Financial assets at amortized cost | Trade receivable
Disclosure of detailed information about financial instruments [line items]
Trade receivables	282,113		164,592
Financial assets at amortized cost | Other receivables.
Disclosure of detailed information about financial instruments [line items]
Other receivables	34,595		11,968
Financial assets at amortized cost | Amounts due from related parties
Disclosure of detailed information about financial instruments [line items]
Amounts due from related parties	597		214
Financial assets at amortized cost | Cash and cash equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	¥ 639,042		¥ 1,375,766